Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	25.80%	25.80%	25.80%	25.80%